Average Annual Total Returns - First Trust Dow 30 Equal Weight ETF	First Trust Dow 30 Equal Weight ETF 1 Year	First Trust Dow 30 Equal Weight ETF Since Inception	First Trust Dow 30 Equal Weight ETF Inception Date	First Trust Dow 30 Equal Weight ETF After tax on distributions 1 Year	First Trust Dow 30 Equal Weight ETF After tax on distributions Since Inception	First Trust Dow 30 Equal Weight ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dow 30 Equal Weight ETF After tax on distributions and sale of fund shares Since Inception	Dow Jones Industrial Average® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Industrial Average® Equal Weight Index (reflects no deduction for fees, expenses or taxes) Since Inception	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.41%	11.68%	Aug. 08, 2017	5.48%	10.78%	3.71%	8.70%	7.40%	12.40%	9.72%	12.68%